Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 488,466	$ 455,057
Short term investments	8,259,937	8,074,105
Total	$ 8,748,403	$ 8,529,162